SCHEDULE OF SIGNIFICANT CRYPTO ASSETS HOLDINGS (Details) - EDGEAI Tokens [Member] $ in Thousands	Jun. 30, 2026 USD ($) Integer	Dec. 31, 2025 USD ($) Integer
Crypto Asset, Holding [Line Items]
Quantity | Integer	157,453,325	157,453,325
Cost Basis	$ 318,633	$ 318,633
Fair Value	$ 214,993	$ 401,963